Stockholders’ Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Stockholders’ Equity (Deficit)

Note 9 — Stockholders’ Deficit

Common and Preferred Stock

We have one single class of Common Stock of which 150,000,000 shares are authorized with a par value of $0.0001 per share. The holders of Common Stock are entitled to one vote per share on all matters submitted to a vote of stockholders of the Company. Subject to the prior rights of all classes or series of stock at the time outstanding having prior rights as to dividends or other distributions, all stockholders are entitled to share equally in dividends, if any, as may be declared from time to time by the Board of Directors out of funds legally available. Subject to the prior rights of our creditors and the holders of all classes or series of stock at the time outstanding having prior rights as to distributions upon liquidation, dissolution, or winding up of the Corporation, in the event of liquidation, the holders of Common Stock are entitled to share ratably in all assets remaining after payment of all liabilities. The stockholders do not have cumulative, preemptive rights, or subscription rights.

We also have 5,000,000 authorized shares of preferred stock, $0.0001 par value per share, of which one share of special voting preferred stock (the “Special Voting Preferred Stock”) is issued and outstanding (see below).

On June 14, 2023, we entered into a transaction for a private investment in our public equity (the “PIPE Investment”) whereby 1 million shares of Common Stock were issued to the investor at $0.50 per share for total cash proceeds of $0.5 million. The proceeds from the PIPE Investment were used to pay a termination fee and related expenses of $0.2 million to POSaBIT in connection with the termination of the MJF-Ample SPA and the remainder has been allocated for ongoing operating expenses.

Special Voting Preferred Stock and Exchangeable Shares

In connection with a prior transaction in which we acquired Ample in exchange for 3,294,574 shares of exchangeable shares (the “Exchangeable Shares”), we issued of a single share of our special voting preferred stock (the “Special Voting Preferred Stock”), for the purpose of ensuring that each Exchangeable Share is substantially the economic and voting equivalent of a share of Akerna Common Stock and that each Exchangeable Share is exchangeable on a 20-for-one basis for a share of Akerna Common Stock, subject to certain limitations and adjustments. Each holder of Exchangeable Shares effectively has the ability to cast votes along with holders of Akerna Common Stock. The Exchangeable Shares do not have a par value. The Special Voting Preferred stock has a par value of $0.0001 per share and a preference in liquidation of $1.00. The Special Voting Preferred Stock entitles the holder to an aggregate number of votes equal to the number of the Exchangeable Shares issued and outstanding from time to time and which we do not own. The holder of the Special Voting Preferred Stock and the holders of shares of Akerna Common Stock will both vote together as a single class on all matters submitted to a vote of our shareholders. At such time as the Special Voting Preferred Stock has no votes attached to it, the share shall be automatically cancelled.

During the six months ended June 30, 2023, certain Ample shareholders exchanged a total of 33,438 Exchangeable Shares with a value of $255,877 for 1,672 shares of Akerna Common Stock. The exchanges were accounted for as equity transactions and we did not recognize a gain or loss on these transactions. As of June 30, 2023, there were a total of 252,224 exchangeable shares remaining as issued and outstanding which could be exchanged for 12,611 shares of Akerna Common Stock.

ATM Program

In 2021, we entered into an Equity Distribution Agreement with Oppenheimer & Co. Inc. (“Oppenheimer”) and A.G.P./Alliance Global Partners (“AGP”) pursuant to which we could offer and sell from time to time, up to $25 million of shares of our Common Stock through an “at the market” equity offering program (the “2021 ATM Program”). From its inception through September 23, 2022, a total of 118,629 shares of Common Stock with an aggregate gross purchase price of $2.7 million, including 90,809 shares with an aggregate gross purchase price of $0.8 million sold during 2022, were sold under the 2021 ATM Program. On September 23, 2022, we, Oppenheimer and AGP mutually agreed to terminate the 2021 ATM Program.

On September 28, 2022, we entered into a new agreement with AGP pursuant to which we may offer and sell up to $20.0 million of shares of our Common Stock (the “2022 ATM Program”) from time to time through AGP as the sales agent for which they will receive a commission of 3.0% of the gross proceeds. The 2022 ATM Program is currently limited to less than $0.4 million due to certain restrictions imposed by the registration statement underlying the offering (the “Baby Shelf Limitation”). Under the Baby Shelf Limitation, we may not offer Common Stock under the registration statement with a value of more than one-third of the aggregate market value of our Common Stock held by non-affiliates in any twelve-month period, so long as the aggregate market value of our Common Stock held by non-affiliates is less than $75.0 million. Net proceeds from the sale of Common Stock under the 2022 ATM Program have been and may continue to be used for general corporate purposes including working capital, marketing, product development and capital expenditures. Through December 31, 2022, we sold a total of 552,148 shares of Common Stock with an aggregate gross purchase price of $1.1 million under the 2022 ATM Program. There were no offerings of Common Stock under the 2022 ATM program during the six months ended June 30, 2023.

2022 Unit Offering

On July 5, 2022, we completed the 2022 Unit Offering which was comprised of an aggregate of (i) 29,382,861 units consisting of 1,469,143 shares of Common Stock together with Common Stock warrants (the “Common Warrants”) to purchase up to 1,469,143 shares of Common Stock (together, the “Units”) and (ii) 14,095,400 pre-funded units, consisting of 14,095,400 pre-funded warrants (“Pre-funded Warrants”) to purchase 704,770 shares of Common Stock, together with Common Warrants to purchase up to 704,770 shares of Common Stock (together, the “Pre-funded Units”). The Units were sold at a public offering price of $0.23 per unit and the Pre-funded Units were sold at a public offering price of $0.2299 per pre-funded unit. The Pre-Funded Warrants were exercised immediately thereafter at their nominal exercise price of $0.002 per share. The Common Warrants accompanying each of the Units and Pre-funded Units were issued separately and are immediately tradeable separately upon issuance. The Common Warrants had an original exercise price of $4.60 per share subject to certain adjustments, are immediately exercisable and will expire five years from the date of issuance. In connection with a convertible redeemable preferred stock offering in October 2022, the exercise price of the Common Warrants was reduced to $3.518 per share effective October 5, 2022 and reduced to $0.88 per share effective January 27, 2023 as a result of the lowering of the conversion price for the Convertible Notes in connection with the Exchange Agreements. In connection with the PIPE Investment, the exercise price of the Common Warrants was further reduced from $0.88 per shares to $0.37 per share.

In addition, we issued to the Underwriter warrants to purchase additional shares of Common Stock (the “Underwriter Warrants”). The Underwriter Warrants provided for the purchase of up to 108,696 shares of Common Stock. The Underwriter Warrants are exercisable at any time and from time to time, in whole or in part, commencing from six months after June 29, 2022 (the “Effective Date”) and ending five years from the Effective Date, at a price per share equal to $4.60, subject to certain adjustments. In connection with a convertible redeemable preferred stock offering in October 2022, the exercise price of the Underwriter Warrants was reduced to $3.518 per share effective October 5, 2022 and reduced to $0.88 per share effective January 27, 2023 as a result of the lowering of the conversion price for the Convertible Notes in connection with the Exchange Agreements. In connection with the PIPE Investment, the exercise price of the Underwriter Warrants was further reduced from $0.88 per shares to $0.37 per share. The Underwriter Warrants may be transferred by the Underwriter without restriction during the same period.

As of June 30, 2023, a total of 45,652,174 warrants exercisable for 2,282,609 shares of Common Stock remain outstanding from the 2022 Unit Offering including 43,478,261 Common Warrants exercisable for 2,173,913 shares of Common Stock and 2,173,913 Underwriter Warrants exercisable for 108,696 shares of Common Stock. In accordance with our policy, we assessed the warrants issued in connection with the 2022 Unit Offering and determined that there are no instances outside of the Company’s control that could require cash settlement. In addition, we determined that the warrants issued in connection with the 2022 Unit Offering do not meet the definition of a derivative as they are indexed to the Company’s Common Stock and they satisfy all of the additional qualifications to be classified within equity. Through June 30, 2023, the Common Warrants and Underwriter Warrants remain classified within equity.

2019 Warrants

In connection with MTech’s initial public offering, MTech sold units consisting of one share of MTech’s common stock and one warrant of MTech (“MTech Public Warrant”). Each MTech Public Warrant entitled the holder to purchase one share of MTech’s common stock. Concurrently with MTech’s initial public offering, MTech sold additional units on a private offering basis. Each of these units consisted of one share of MTech’s common stock and one warrant of MTech (“MTech Private Warrant”). Each MTech Private Warrant entitled the holder to purchase one share of MTech’s common stock.

Upon completion of the Mergers between MTech and MJF on June 17, 2019, the MTech Public Warrants and the MTech Private Warrants were converted to the 2019 Public Warrants and Private Warrants, respectively, at an exchange ratio of one-for-one to a warrant to purchase one share of Akerna’s Common Stock with identical terms and conditions. Concurrent with our 20-for-1 reverse stock split during the fourth quarter of 2022, the exchange ratio of the 2019 Public Warrants and the Private Warrants was changed to 20 warrants for one share of Common Stock. The

Private Warrants have contingent exercise provisions such that when the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company. Accordingly, the requirements for accounting for the Private Warrants as equity are not satisfied and the Private Warrants have been reflected on our consolidated balance sheets as a derivative liability and are not included the summary of outstanding warrants presented below.

Outstanding Warrants

The following table summarizes our warrants outstanding as of the dates presented:

	Exercise Price	Expiration Date	Balance as of December 31, 2022	Issued	Exercised	Expired	Balance as of June 30, 2023
2019 Public Warrants(1)	$230.00	6/19/2024	5,813,804	—	—	—	5,813,804
2022 Unit Offering
Common Warrants(2)	$0.37	6/29/2027	43,478,261	—	—	—	43,478,261
Underwriter Warrants(2)	$0.37	6/29/2027	2,173,913	—	—	—	2,173,913
			51,465,978	—	—	—	51,465,978

(1)      The 2019 Public Warrants are exercisable for 290,690 shares of Common Stock at $230.00 per share or a ratio of 20 warrants for one share of Common Stock.

(2)      In connection with the PIPE Investment, the exercise price of the Common Warrants and Underwriter Warrants was reduced from $0.88 per shares to $0.37 per share and are exercisable for a combined amount of 2,282,609 shares of Common Stock at $0.37 per share or a ratio of 20 warrants for one share of Common Stock.

Note 13 — Stockholders’ Equity (Deficit)

Common and Preferred Stock

We have one single class of Common Stock of which 150,000,000 shares are authorized with a par value of $0.0001 per share. The holders of Common Stock are entitled to one vote per share on all matters submitted to a vote of stockholders of the Company. Subject to the prior rights of all classes or series of stock at the time outstanding having prior rights as to dividends or other distributions, all stockholders are entitled to share equally in dividends, if any, as may be declared from time to time by the Board of Directors out of funds legally available. Subject to the prior rights of our creditors and the holders of all classes or series of stock at the time outstanding having prior rights as to distributions upon liquidation, dissolution, or winding up of the Corporation, in the event of liquidation, the holders of Common Stock are entitled to share ratably in all assets remaining after payment of all liabilities. The stockholders do not have cumulative, preemptive rights, or subscription rights.

We also have 5,000,000 authorized shares of preferred stock, $0.0001 par value per share, of which one share of special voting preferred stock (the “Special Voting Preferred Stock”) is issued and outstanding (see below).

Convertible Redeemable Preferred Stock

On October 4, 2022, we completed an offering 400,000 of shares of the Company’s Series A Convertible Redeemable Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”), and 100,000 shares of the Company’s Series B Convertible Redeemable Preferred Stock, par value $0.0001 per share (the “Series B Preferred Stock,” and together with the Series A Preferred Stock, the “Convertible Redeemable Preferred Stock”), at an offering price of $9.50 per share, representing a 5 percent original issue discount to the stated value of $10.00 per share, for gross proceeds of approximately $4.75 million in the aggregate, before the deduction of $0.4 million for fees and offering expenses of our financial advisor. We also incurred and paid approximately $0.1 million of other issue costs attributable to third-party professional and legal fees. The aggregate net proceeds (after deducting the fees and expenses of our financial advisor) together with the additional amount to provide for the 105 percent redemption premium, or $0.5 million, on the Convertible Redeemable Preferred Stock was deposited in an account with an escrow agent. The shares of the Convertible Redeemable Preferred Stock were convertible, at a conversion price of $0.25 per share (subject in certain circumstances to adjustments), into shares of our Common Stock, at the option of the holders and, in certain circumstances, by the Company.

On November 7, 2022, we held a special meeting of stockholders to consider an amendment (the “Amendment”) to our Amended and Restated Certificate of Incorporation (the “Charter”), to effect the Reverse Stock Split as determined by our Board of Directors. The holders of the Convertible Redeemable Preferred Stock agreed to not transfer, offer, sell, contract to sell, hypothecate, pledge or otherwise dispose of the shares of the Convertible Redeemable Preferred Stock until the Reverse Stock Split, voted the shares of the Series A Preferred Stock purchased in the offering in favor of the Amendment and voted the shares of the Series B Preferred Stock purchased in the offering in a manner that “mirrored” the proportions on which the shares of Common Stock (excluding any shares of Common Stock that did not vote), the

Company’s Special Voting Preferred Stock (excluding any proportion of the Special Voting Preferred Stock that did not vote) and Series A Preferred Stock voted on the Reverse Stock Split. The Reverse Stock Split required the approval of the majority of the issued and outstanding shares entitled to vote on the matter. Because the Series B Preferred Stock was automatically and without further action of the holder voted in a manner that “mirrored” the proportions on which the shares of Common Stock (excluding any shares of Common Stock that were not voted), the Company’s Special Voting Preferred Stock (excluding any proportion of the Special Voting Preferred Stock that was not voted) and Series A Preferred Stock voted on the Reverse Stock Split, abstentions by common stockholders did not have any effect on the votes cast by the holders of the Series B Preferred Stock. The Amendment was approved on November 7, 2022 and the Reverse Stock Split was effectuated at 12:01 a.m. Eastern Standard Time on November 8, 2022.

The holders of all of the Convertible Redeemable Preferred Stock redeemed their shares for cash at 105 percent of the stated value, or $10.50 per share, of such shares on November 9, 2022. Accordingly, we directed the escrow agent to pay $5.25 million on November 10, 2022 to the holders from the escrow account established upon the date of the Convertible Redeemable Preferred Stock offering. The amounts paid over the offering price upon redemption are considered “deemed” dividends and reported as a reduction of Additional paid-in capital in the consolidated statement of changes in stockholders’ equity (deficit).

Special Voting Preferred Stock and Exchangeable Shares

In connection with a prior transaction in which we acquired Ample in exchange for 3,294,574 million shares of exchangeable shares (the “Exchangeable Shares”), we issued a single share of our Special Voting Preferred Stock for the purpose of ensuring that each Exchangeable Share is substantially the economic and voting equivalent of 1/20 of a share of Akerna Common Stock and that each Exchangeable Share is exchangeable on a 20-for-one basis for a share of Akerna Common Stock, subject to certain limitations and adjustments, including adjustments to reflect the Reverse Stock Split. Each holder of Exchangeable Shares effectively has the ability to cast votes along with holders of Akerna Common Stock. The Exchangeable Shares do not have a par value. The Special Voting Preferred Stock has a par value of $0.0001 per share and a preference in liquidation of $1.00. The Special Voting Preferred Stock entitles the holder to an aggregate number of votes equal to 1/20 of the number of the Exchangeable Shares issued and outstanding from time to time and which we do not own. The holder of the Special Voting Preferred Stock and the holders of shares of Akerna Common Stock will both vote together as a single class on all matters submitted to a vote of our stockholders. At such time as the Special Voting Preferred Stock has no votes attached to it, the share shall be automatically cancelled.

During the year ended December 31, 2022, several Ample shareholders exchanged a total of 23,614 Exchangeable Shares with a value of $180,647 for 1,180 shares of Akerna Common Stock. The exchange was accounted for as an equity transaction and we did not recognize a gain or loss on this transaction. As of December 31, 2022, there were a total of 285,672 exchangeable shares remaining as issued and outstanding which could be exchanged for 14,284 shares of Akerna Common Stock.

ATM Program

In 2021, we entered into an Equity Distribution Agreement with Oppenheimer & Co. Inc. (“Oppenheimer”) and A.G.P./Alliance Global Partners (“AGP”) pursuant to which we could offer and sell from time to time, up to $25 million of shares of our Common Stock through an “at the market” equity offering program (the “2021 ATM Program”). From its inception through September 23, 2022, a total of 118,629 shares of Common Stock with an aggregate gross purchase price of $2.7 million, including 90,808 shares with an aggregate gross purchase price of $0.8 million sold during 2022, were sold under the 2021 ATM Program. On September 23, 2022, we, Oppenheimer and AGP mutually agreed to terminate the 2021 ATM Program.

On September 28, 2022, we entered into a new agreement with AGP pursuant to which we may offer and sell up to $20.0 million of shares of our Common Stock (the “2022 ATM Program”) from time to time through AGP as the sales agent for which they will receive a commission of 3.0% of the gross proceeds. The 2022 ATM Program is currently limited to $3.5 million due to certain restrictions imposed by the registration statement underlying the offering (the “Baby Shelf Limitation”). Under the Baby Shelf Limitation, we may not offer Common Stock under the registration statement with a value of more than one-third of the aggregate market value of our Common Stock held by non-affiliates in any twelve-month period, so long as the aggregate market value of our Common Stock held by non-affiliates is less than $75.0 million. Net proceeds from the sale of Common Stock under the 2022 ATM Program have been and will continue to be used for general corporate purposes including working capital, marketing, product development and capital expenditures. Through December 31, 2022, we sold a total of 552,148 shares of Common Stock with an aggregate gross purchase price of $1.1 million under the 2022 ATM Program.

2022 Unit Offering

On July 5, 2022, we completed the 2022 Unit Offering which was comprised of an aggregate of (i) 29,382,861 units consisting of 1,469,143 shares of Common Stock together with Common Stock warrants (the “Common Warrants”) to purchase up to 1,469,143 shares of Common Stock (together, the “Units”) and (ii) 14,095,400 pre-funded units, consisting of 14,095,400 pre-funded warrants (“Pre-funded Warrants”) to purchase 704,770 shares of Common Stock, together with Common Warrants to purchase up to 704,770 shares of Common Stock (together, the “Pre-funded Units”). The Units were sold at a public offering price of $0.23 per unit and the Pre-funded Units were sold at a public offering price of $0.2299 per pre-funded unit. The Pre-Funded Warrants were exercised immediately thereafter at their nominal exercise price of $0.002 per share. The Common Warrants accompanying each of the Units and Pre-funded Units were issued separately and are immediately tradeable separately upon issuance. The Common Warrants have an exercise price of $4.60 per share subject to certain adjustments, are immediately exercisable and will expire five years from the date of issuance. In connection with the Convertible Redeemable Preferred Stock offering, the exercise price of the Common Warrants was reduced to $3.518 per share effective October 5, 2022.

We granted the Underwriter a 45-day option from the effective date of the 2022 Unit Offering to purchase from us (i) additional shares of Common Stock and/or (ii) Common Warrants and/or (iii) Pre-Funded Warrants, in any combination thereof solely to cover over-allotments(the “Over-allotment Option”); however, the Over-allotment Option expired unexercised on August 14, 2022. In addition, we issued to the Underwriter warrants to purchase additional shares of Common Stock (the “Underwriter Warrants”). Upon the expiration of the Over-allotment Option, the Underwriter Warrants provided for the purchase of up to 108,696 shares of Common Stock. The Underwriter Warrants are exercisable at any time and from time to time, in whole or in part, commencing from six months after June 29, 2022 (the “Effective Date”) and ending five years from the Effective Date, at a price per share equal to $4.60, subject to certain adjustments. In connection with the Convertible Redeemable Preferred Stock offering, the exercise price of the Underwriter Warrants was reduced to $3.518 per share effective October 5, 2022. The Underwriter Warrants may be transferred by the Underwriter without restriction during the same period.

The Unit Offering closed on July 5, 2022 and we received net proceeds of approximately $9.2 million after deducting underwriting discounts and commissions and related expenses including legal and other professional fees. In connection with the Convertible Notes Amendment, a total of $7.0 million of the proceeds were deposited into the Restricted Accounts. We used the remaining net proceeds from the 2022 Unit Offering for general corporate purposes, including working capital, marketing, product development and capital expenditures. As of December 31, 2022, a total of 45,652,174 warrants exercisable for 2,282,609 shares of Common Stock remain outstanding from the 2022 Unit Offering including 43,478,261 Common Warrants exercisable for 2,173,913 shares of Common Stock and 2,173,913 Underwriter Warrants exercisable for 108,696 shares of Common Stock. In accordance with our policy, we assessed the warrants issued in connection with the 2022 Unit Offering and determined that there are no instances outside of the Company’s control that could require cash settlement. In addition, we determined that the warrants issued in connection with the 2022 Unit Offering do not meet the definition of a derivative as they are indexed to the Company’s Common Stock and they satisfy all of the additional qualifications to be classified within equity. Accordingly, the net proceeds of $9.2 million were recorded as: (i) an increase to Common Stock of $217 representing the issuance of 1,469,143 shares of Common Stock attributable to the Units and the issuance of 704,770 shares of Common Stock from the exercise of the Pre-funded Warrants, both at their par value of $0.0001 per share and (ii) an increase to Additional Paid-In Capital of $9.2 million for the amounts received over par value less the underwriting discounts and commissions and related expenses including legal and other professional fees.

2019 Warrants

In connection with MTech’s initial public offering, MTech sold units consisting of one share of MTech’s common stock and one warrant of MTech (“MTech Public Warrant”). Each MTech Public Warrant entitled the holder to purchase one share of MTech’s common stock. Concurrently with MTech’s initial public offering, MTech sold additional units on a private offering basis. Each of these units consisted of one share of MTech’s common stock and one warrant of MTech (“MTech Private Warrant”). Each MTech Private Warrant entitled the holder to purchase one share of MTech’s common stock.

Upon completion of the Mergers between MTech and MJF on June 17, 2019, the MTech Public Warrants and the MTech Private Warrants were converted to the 2019 Public Warrants and the Private Warrants, respectively, at an exchange ratio of one-for-one to a warrant to purchase one share of Akerna’s Common Stock with identical terms and conditions. Concurrent with the Reverse Stock Split, the exchange ratio of the 2019 Public Warrants and the Private Warrants was changed to 20 warrants for one share of Common Stock. The Private Warrants have contingent exercise provisions such that when the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company. Accordingly, the requirements for accounting for the Private Warrants as equity are not satisfied and the Private Warrants have been reflected on our consolidated balance sheets as a derivative liability and are not included the summary of outstanding warrants presented below.

Outstanding Warrants

The following table summarizes our warrants outstanding as of the dates presented:

	Exercise Price	Expiration Date	Balance as of December 31, 2021	Issued	Exercised	Expired	Balance as of December 31, 2022
2019 Public Warrants(1)	$230.00	6/19/2024	5,813,804	—	—	—	5,813,804
2022 Unit Offering
Pre-funded Warrants(2)	$0.002	6/29/2027	—	14,095,400	(14,095,400)	—	—
Common Warrants(3)	$4.60	6/29/2027	—	43,478,261	—	—	43,478,261
Underwriter Warrants(3)	$4.60	6/29/2027	—	2,173,913	—	—	2,173,913
			5,813,804	59,747,574	(14,095,400)	—	51,465,978

(1)      The 2019 Public Warrants are exercisable for 290,690 shares of Common Stock at $230.00 per share or a ratio of 20 warrants for one share of Common Stock.

(2)      A total of 14,095,400 Pre-funded Warrants were issued and exercised in exchange for 704,770 shares of Common Stock.

(3)      The Common Warrants and Underwriter Warrants are exercisable for a combined amount of 2,282,609 shares of Common Stock at $4.60 per share or a ratio of 20 warrants for one share of Common Stock.